Assets held for sale	3 Months Ended
Sep. 30, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
Note 12. Assets held for sale

30 Sep 2024
US$’000
S19jPros Carrying value prior held for sale classification	13,278
Impairment expense	(2,582)
Held for sale amount at 30 September 2024	10,696

On 1 September 2024, as part of IREN’s Bitcoin mining hardware fleet upgrade, the Group classified the majority of its S19jPro mining hardware as held for sale in accordance with IFRS 5 Non- current Assets Held for Sale.

As per IFRS 5, non-current assets classified as held for sale must be measured at the lower of their carrying value and fair value less costs to sell. Consequently, a further impairment loss of $2,582,000 was recognized to adjust the carrying value of the miners to their estimated fair value less costs to sell as at 30 September 2024. The subsequent carrying value of the assets held for sale is $10,696,000 as at 30 September 2024 (30 September 2023: nil). Refer to note 14 - Impairment of assets.

As disclosed in note 23 - Events after the reporting period, 41,700 of the held for sale S19j Pro miners were sold after 30 September 2024. As at the date of the unaudited interim consolidated financial statements, approximately 12,300 S19j Pro miners remain as held for sale.